Income Tax (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal statutory rate	21.00%	21.00%	21.00%	21.00%
Florida tax rate	5.50%	5.50%	5.50%	5.50%
Operating loss carryforwards	$ 812,121		$ 891,049
Chrome Field II Inc [Member]
Operating loss carryforwards			1,034,247
Chrome Field I Inc [Member]
Deferred tax assets			26,604	$ 73,573
Operating loss carryforwards				$ 277,634
Deferred tax assets carried forward indefinitely			46,969
Chrome Field II Inc [Member]
Deferred tax assets			274,075
Deferred tax assets carried forward indefinitely			189,161
Deferred tax assets utilized			$ 84,914